Reconciliation of Financial Statements to Form 5500 - Schedule of Net Assets Available for Plan Benefits per the Accompanying Financial Statements to Form 5500 (Details) - EBP 044 - USD ($)	Apr. 30, 2025	Apr. 30, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the accompanying financial statements	$ 1,587,360,148	$ 1,378,397,795
Notes receivable from participants – deemed distributions	(2,184,490)	(1,595,768)
Net assets available for benefits per Form 5500	$ 1,585,175,658	$ 1,376,802,027